Property and Equipment, Net (Tables)	12 Months Ended
Jun. 30, 2025
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment, Net

Property and equipment, net, consists of the following:

	As of June 30,
	2025	2024
Electronic equipment	$742,519	$849,444
Office equipment	10,799	10,645
Motor vehicle	33,115	32,643
Testing equipment	225,714	270,569
Leasehold improvement	2,147,576	2,116,960
Subtotal	3,159,723	3,280,261
Less: accumulated depreciation	(2,617,338)	(2,609,223)
Property and equipment, net	$542,385	$671,038